ASSETS CLASSIFIED AS HELD FOR SALE - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [Line Items]
Non-current assets held for sale	$ 782	$ 747
Exchange differences	23	(12)
Property, Plant and Equipment
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [Line Items]
Non-current assets held for sale	333	333
Investment property
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [Line Items]
Non-current assets held for sale	69	69
Right of use assets
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [Line Items]
Non-current assets held for sale	$ 357	$ 357